Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total fee and other revenue (a)	[1]	$ 14,307	$ 13,352	$ 13,025
Net income (loss) attributable to noncontrolling interests		13	2	(13)
Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		12,845	12,185	12,086
Fee and other revenue - not in scope of ASC 606		1,449	1,165	952
Total fee and other revenue (a)		14,294	13,350	13,038
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		9,344	8,800	8,488
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		3,143	3,063	3,299
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		76	52	55
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		158	149	130
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		124	121	114
Securities Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		5,507	5,238	5,073
Fee and other revenue - not in scope of ASC 606		941	791	901
Total fee and other revenue (a)		6,448	6,029	5,974
Securities Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		5,204	4,959	4,824
Securities Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		0	0	0
Securities Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		51	37	30
Securities Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		4	6	4
Securities Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		248	236	215
Market and Wealth Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		4,262	3,936	3,740
Fee and other revenue - not in scope of ASC 606		273	224	149
Total fee and other revenue (a)		4,535	4,160	3,889
Market and Wealth Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		4,103	3,805	3,630
Market and Wealth Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		7	8	10
Market and Wealth Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		24	14	23
Market and Wealth Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		(123)	(98)	(66)
Market and Wealth Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		251	207	143
Investment and Wealth Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		3,151	3,085	3,350
Fee and other revenue - not in scope of ASC 606		62	(98)	(15)
Total fee and other revenue (a)		3,213	2,987	3,335
Net income (loss) attributable to noncontrolling interests		13	2	(13)
Investment and Wealth Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		105	99	99
Investment and Wealth Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		3,149	3,067	3,303
Investment and Wealth Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		1	1	1
Investment and Wealth Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		275	241	192
Investment and Wealth Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		(379)	(323)	(245)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		(75)	(74)	(77)
Fee and other revenue - not in scope of ASC 606		173	248	(83)
Total fee and other revenue (a)		98	174	(160)
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		(68)	(63)	(65)
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		(13)	(12)	(14)
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		0	0	1
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		2	0	0
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue		$ 4	$ 1	$ 1

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.